Cash Restricted for Use	12 Months Ended
Dec. 31, 2017
Disclosure Of Additional Information [Abstract]
Cash Restricted for Use

	US Dollars
Figures in millions	2017	2016	2015
Non-current
Cash balances held by Environmental Rehabilitation Trust Funds and other	37	36	37

Current
Cash restricted by prudential solvency requirements and other	18	16	19
Cash balances held by the Tropicana joint venture	10	3	4
	28	19	23
Total cash restricted for use (note 34)	65	55	60